NET INCOME/LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
NET INCOME/LOSS PER SHARE [Abstract]
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share
	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted loss from continuing operations per share	(1,018,547)	(277,048)	(35,700)
Numerator for basic and diluted (loss) income from discontinued operations per share	(58,266)	340,787	-
Denominator:
Denominator for basic and diluted (loss) income per share weighted average ordinary shares outstanding	13,928,048	36,848,816	38,469,234
Basic and diluted loss per share- continuing operations	(73.13)	(7.52)	(0.93)
Basic and diluted (loss) income per share- discontinued operations	(4.18)	9.25	-